Stock- Based Compensation (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended			12 Months Ended
	Dec. 31, 2012 right	Dec. 31, 2011	Dec. 31, 2010	Apr. 21, 2010	Dec. 31, 2009	Apr. 19, 2006 Employee Stock Option [Member]	Dec. 31, 2012 Non-employee Plan [Member] right	Dec. 31, 2011 Non-employee Plan [Member]	Dec. 31, 2010 Non-employee Plan [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2012 2006 Employee Plan [Member] right	Apr. 19, 2006 2006 Employee Plan [Member]	Dec. 31, 2012 Employees [Member]	Dec. 31, 2011 Employees [Member]	Dec. 31, 2010 Employees [Member]	Dec. 31, 2012 Employees [Member] Restricted Stock [Member]	Dec. 31, 2012 Non-Employee Directors [Member]	Dec. 31, 2011 Non-Employee Directors [Member]	Dec. 31, 2010 Non-Employee Directors [Member]	Dec. 31, 2012 Non-Employee Directors [Member] Restricted Stock [Member]
Stock-Based Compensation (Textual) [Abstract]
Number of shares authorized under 2006 Equity and Performance Incentive Plan						10,000,000						200,000
Increase in number of shares authorized under employee plan				9,200,000
Number of shares authorized under Employee Plan				19,200,000
Number of appreciation rights, restricted stock units, performance shares or performance units granted							0				0
Unrecognized stock-based compensation expense	$ 68,558									$ 37,974						$ 29,286				$ 1,298
Unrecognized stock-based compensation expense, Weighted-average period recognition	1 year 3 months 18 days									1 year 4 months 10 days						1 year 1 month 13 days				1 year 5 months 5 days
Stock-based compensation expense	54,348	48,176	42,276
Income tax benefit related to stock-based compensation expense	20,948	18,570	16,290
Reduction in Basic Net Income per common share due to stock-based compensation expense	$ 0.33
Reduction in Diluted Net Income Per Common Share Due to Stock Based Compensation Expense	$ 0.32
Estimated Forfeiture Rate										2.60%
Portion of option rights generally becoming exercisable to the extent of optioned shares	0.33
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period	10 years
Weighted-average per share fair value of option rights granted during the year, Optioned Shares	$ 32.74	$ 18.47	$ 16.83
Intrinsic value of exercised option rights													298,883	53,100	74,440		1,412	1,129	626
Fair Value of Options Vested	$ 25,879	$ 25,868	$ 25,073
Outstanding option rights	6,748,126	9,857,695	10,009,385		10,897,652		3,500	17,500	37,500
Weighted average remaining term for options outstanding	6 years 11 months 27 days	6 years 6 months 15 days	6 years 9 months 4 days
Weighted average remaining term for options exercisable	5 years 9 months 15 days	5 years 4 months 21 days	5 years 6 months 29 days
Shares reserved for future grants of option rights restricted stock, Optioned Shares	6,810,439	8,155,734	9,826,006
Period of unrecognized compensation expense being amortized on straight line basis over vesting period	3 years